17. Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Summary of Income Taxes
17.1.	Income taxes and other taxes
Income taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Taxes in Brazil
Income taxes	391	2,485	111	71	-	-
Income taxes - Tax settlement programs	-	-	45	57	357	504
	391	2,485	156	128	357	504
Taxes abroad	27	8	42	148	-	-
Total	418	2,493	198	276	357	504
(*) See note 20.2 for detailed information.

Summary of Other Taxes
Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Taxes in Brazil
Current / Non-current ICMS (VAT)	507	555	293	364	642	759	-	-
Current / Non-current PIS and COFINS	340	417	2,055	2,591	544	252	37	44
Claim to recover PIS and COFINS	-	-	681	820	-	-	-	-
PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation	1,230	-	-	-	-	-	-	-
CIDE	4	31	-	-	41	45	-	-
Production taxes	-	-	-	-	1,173	1,929	94	266
Withholding income taxes	-	-	-	-	106	232	-	-
Others	87	31	119	153	117	189	275	225
Total in Brazil	2,168	1,034	3,148	3,928	2,623	3,406	406	535
Taxes abroad	9	17	10	11	13	18	-	-
Total	2,177	1,051	3,158	3,939	2,636	3,424	406	535
(*) Other non-current taxes are classified as other non-current liabilities.

Summary of Tax Liabilities Presented in Consolidated Statements of Financial Position

A summary of the agreements is presented below:

State	State Law/Decree n°	Benefits received	Claimed Amount (*)	Reduction Benefit	Amount paid after benefit
RJ	9,041/2020	Reduction of 90% of interest and 90% of the fines related to tax credits	551	(230)	321
ES	4,709-R/2020	50% of tax remission, 90% of fines and interest	139	(104)	35
AL	71,800/2020 72,199/2020	Reduction of 95% of fines and interest 50% of tax remission and, 90% of fines and interest	6	(5)	1
SE	40,691/2020	Reduction of 90% of fines and interest	3	(2)	1
RN	10,784/2020	Reduction of 95% of fines and interest	2	(1)	1
			701	(342)	359
(*) US$ 565 refers to previous disputes for which the likelihood of losses were deemed possible and US$ 125 refers to self-denunciation. (RJ).

Summary of Outstanding Amount of Settlement Year

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2020	2019	2018
Net income before income taxes	(226)	12,003	10,827
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	77	(4,081)	(3,681)
· Tax benefits from the deduction of interest on capital distribution	(16)	728	553
· Different jurisdictional tax rates for companies abroad	1,874	1,056	355
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(743)	(175)	(41)
· Tax incentives	(9)	443	74
· Tax loss carryforwards (unrecognized tax losses)	(428)	(682)	(484)
· Agreement with US authorities	-	-	(293)
· Non-taxable income (non-deductible expenses), net (**)	(280)	(1,556)	(780)
· Expenses with post-employment medical benefits (***)	559	(417)	(367)
· Results of equity-accounted investments in Brazil and abroad	49	53	184
· Others	91	431	224
Income taxes expense	1,174	(4,200)	(4,256)
Deferred income taxes	1,743	(2,798)	(370)
Current income taxes	(569)	(1,402)	(3,886)
Total	1,174	(4,200)	(4,256)

Effective tax rate of income taxes	519.5%	35.0%	39.3%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**) It includes provisions for legal proceedings.
(***) This plan was revised in 2020, as set out in note 19.5.

Summary of the Changes in the Deferred Income Taxes
17.5.	Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2020	2019
Balance at January 1	(372)	2,026
Recognized in the statement of income for the period	1,743	(2,798)
Recognized in the statement of income of discontinued operation	-	(612)
Recognized in shareholders’ equity	5,564	1,617
Cumulative translation adjustment	(623)	58
Use of tax credits	(60)	(329)
Transfers to held for sale	4	(276)
Others	-	(58)
Balance at December	6,256	(372)
Deferred tax assets	6,451	1,388
Deferred tax liabilities	(195)	(1,760)
Balance at December	6,256	(372)

Summary of composition of deferred tax assets and liabilities

The composition of deferred tax assets and liabilities as of December 31 is set out in the following table:

Nature	Realization basis	2020	2019
Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(3,205)	(5,508)
Impairment	Amortization, impairment reversals and write-offs of assets	6,626	6,280
Others	Depreciation, amortization and write-offs of assets	(8,690)	(9,868)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	3,913	1,349
Finance leases	Depreciation	1,190	189
Provision for legal proceedings	Payments and use of provisions	664	782
Tax loss carryforwards	30% of taxable income compensation	2,501	2,511
Inventories	Sales, write-downs and losses	158	630
Employee Benefits	Payments and use of provisions	2,882	3,706
Others		217	(443)
Balance at December 31		6,256	(372)
Deferred tax assets		6,451	1,388
Deferred tax liabilities		(195)	(1,760)
Balance at December 31		6,256	(372)

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2020 is set out in the following table:

	Assets	Liabilities
2021	2,257	49
2022	975	21
2023	764	20
2024	15	19
2025	14	44
2026 and thereafter	2,426	42
Recognized deferred tax assets	6,451	195

Summary of Aging of the Unrecognized Tax Carryforwards

In addition, at December 31, 2020, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

	Assets	Liabilities
Brazil	35	2
Abroad	1,369	-
Unrecognized deferred tax assets	1,404	2
Total	7,855	197

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2026 - 2028	2029 - 2031	2032 - 2034	2035 -2037	Undefined expiration	Total
Unrecognized deferred tax assets	205	708	320	62	74	1,369